PREFERRED STOCK	6 Months Ended	12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023
Equity [Abstract]
PREFERRED STOCK

NOTE 7 – PREFERRED STOCK

On May 18, 2021, the Company increased its authorized shares of Preferred Stock from 2,000,000 to 10,000,000 shares.

There are 1,105,644 shares designated as Series A preferred stock (“Series A”). Each share of the Series A has five votes, is entitled to a 2% cumulative annual dividend, and is convertible at any time into shares of common stock. On February 28, 2022, EROP converted its 1,105,644 shares of Series A Preferred stock into 1,699,146 shares of common stock. As a result of the conversion, the Company recognized interest expense of $1,699,146. The conversion was not processed by the transfer agent until March 4, 2022, therefore, although the expense was recognized as of February 28, 2022, the conversion was not reflected in the shares outstanding.

As of August 31, 2023, there were no shares of Series A issued and outstanding.

As part of the merger, the Company designated 2,000,000 of its 10,000,000 shares of authorized preferred stock as Series B preferred. Each Series B preferred share has voting power of 40 shares of the Company’s common stock. The Series B preferred has no conversion feature.

As of August 31, 2023, there are 2,000,000 shares of Series B issued and outstanding.

NOTE 7 – PREFERRED STOCK

On May 18, 2021, the Company increased its authorized shares of Preferred Stock from 2,000,000 to 10,000,000 shares.

There are 1,105,644 shares designated as Series A preferred stock (“Series A”). Each share of the Series A has five votes, is entitled to a 2% cumulative annual dividend, and is convertible at any time into shares of common stock. On February 28, 2022, EROP converted its 1,105,679 shares of Series A Preferred stock into 1,699,146 shares of common stock. As a result of the conversion, the Company recognized interest expense of $1,699,146. The conversion was not processed by the transfer agent until March 4, 2022, therefore, although the expense has been recognized as of February 28, 2022, the conversion was not reflected in the shares outstanding.

As of February 28, 2023, there were no shares of Series A issued and outstanding.

As part of the contemplated merger, the Company designated 2,000,000 of its 10,000,000 shares of authorized preferred stock as Series B preferred. Each Series B preferred share will have voting power of 40 shares of the Company’s common stock. The Series B preferred will have no conversion feature.

Refer to Note 4 for shares issued to a related party.